BIOLOGICAL ASSETS (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets
The changes in the carrying value of biological assets as at September 30, 2023 and August 31, 2022 are as follows:

	CAPITALIZED COST	BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT	AMOUNT
Balance, August 31, 2021	$5,765	$6,357	$12,122
Unrealized gain on changes in fair value of biological assets	—	40,001	40,001
Production costs capitalized	48,502	—	48,502
Transfer to inventory upon harvest	(45,551)	(37,289)	(82,840)
Balance, August 31, 2022	$8,753	$9,215	$17,968
Unrealized gain on changes in fair value of biological assets	—	68,981	68,981
Production costs capitalized	52,502	—	52,502
Transfer to inventory upon harvest	(54,310)	(67,786)	(122,096)
Balance, September 30, 2023	$6,945	$10,410	$17,355

Disclosure of detailed information about unobservable inputs and their impact on fair value
Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT					EFFECT ON FAIR VALUE
ASSUMPTIONS	September 30, 2023		August 31, 2022		SENSITIVITY	September 30, 2023	August 31, 2022
Average selling price per gram	$1.52		$1.49		Increase or decrease by 10% per gram	$1,690	$1,766
Expected average yield per plant	173	grams	132	grams	Increase or decrease by 10 grams	$978	$1,339